Document and Entity Information	0 Months Ended
Oct. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2014
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Oct. 03, 2014
Document Effective Date	Oct. 03, 2014
Prospectus Date	Mar. 01, 2014
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWTX